Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 1,321	$ 1,973
Receivables and other current assets	1,033	75
Due from related party	280	199
TOTAL CURRENT ASSETS	2,634	2,247
NON-CURRENT ASSETS
Equipment	14	16
Exploration and evaluation assets	39,211	39,099
Investment		321
TOTAL NON-CURRENT ASSETS	39,225	39,436
TOTAL ASSETS	41,859	41,683
LIABILITIES
Trade payables and accrued liabilities	1,649	480
TOTAL LIABILITIES	1,649	480
EQUITY
Share capital - preferred	591	591
Share capital – common	93,970	93,451
Reserve	4,051	4,252
Deficit	(58,402)	(57,091)
TOTAL EQUITY	40,210	41,203
TOTAL LIABILITIES AND EQUITY	$ 41,859	$ 41,683